LONG-TERM DEBT (2010 Senior Notes) - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended					0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2013 2010 Senior Notes [Member]	May 17, 2010 2010 Senior Notes [Member]	Dec. 31, 2013 2010 Senior Notes [Member]	Dec. 31, 2012 2010 Senior Notes [Member]	Feb. 26, 2013 2010 Senior Notes [Member] Tender Offer [Member]	Oct. 30, 2012 2010 Senior Notes [Member] Proposed Amendments [Member]
Long-Term Debt [Line Items]
Purchase price as percentage of principal					98.671%
Debt instrument, face amount					$ 600,000,000	$ 600,000,000
Maturity date					May 15, 2018
Interest rate per annum					10.25%	10.25%
Debt issuance discount				5,962,000	7,974,000		6,033,000
Debt underwriting commissions and other expenses					14,960,000
Net proceeds from issuance of 2010 Senior Notes					577,066,000
Proceeds used for prepayment of debt under the City of Dreams Project Facility according to Amendment Agreement					444,066,000
Balance of proceeds deposited to bank					133,000,000
Costs capitalized as deferred finance costs					14,585,000				14,795,000
Maximum redeemable percentage of principal prior to May 15, 2013 for partial redemption					35.00%
Net assets restricted from distribution							2,500,000,000
Additional restricted payments for funding Studio City project									400,000,000
Costs associated with debt modification	10,538,000	3,277,000	0						3,277,000
Aggregate principal amount tendered								599,135,000
Remaining outstanding aggregate principal amount redeemed				865,000
Redemption price percentage for remaining outstanding aggregate principal amount				100.00%
Redemption costs of 2010 Senior Notes				102,497,000
Unamortized deferred financing costs				$ 23,793,000